PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

6. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software consist of the following:

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	36,295	52,989	7,683
Leasehold improvement	18,945	37,375	5,419
Software	11,071	14,506	2,103
Office furniture and equipment	2,468	11,171	1,620
Delivery equipment	—	165	24
Total property, equipment and software	68,779	116,206	16,849

Less: accumulated depreciation and amortization	(44,162)	(61,583)	(8,929)

Net book value	24,617	54,623	7,920
Construction in progress	21,099	6,218	901
Total net book value of property, equipment and software	45,716	60,841	8,821

The total amounts charged to the consolidated statements of comprehensive income/(loss) for depreciation and amortization expenses amounted to approximately RMB12.7 million and RMB13.8 million and RMB25.3 million (US$3.7 million), for the years ended December 31, 2020, 2021 and 2022, respectively.